Cash flow information	12 Months Ended
Jun. 30, 2023
Cash flow information
18. Cash flow information

18. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2023, 2022 and 2021:

	Note	06.30.2023	06.30.2022	06.30.2021
Profit/ (loss) for the year		78,179	135,815	(86,617)
Profit from discontinued operations		-	-	29,190
Adjustments for:
Income tax	23	(72,721)	4,262	98,772
Amortization and depreciation	27	2,688	2,662	2,945
Gain from disposal of trading properties		(2,991)	-	-
Loss/ (gain) from disposal of property, plant and equipment		674	(17)	(22)
Realization of currency translation adjustment		(423)	-	-
Net loss/ (gain) from fair value adjustment of investment properties		51,677	(35,750)	7,940
Gain from disposal of subsidiary and associates		-	-	(132)
Financial results, net		(7,903)	(62,488)	(31,087)
Provisions and allowances		18,213	4,627	1,746
Share of (profit)/ loss of associates and joint ventures	8	(1,580)	420	15,679
Management fees		4,760	8,988	-
(Gain)/ loss from repurchase of Non-convertible Notes		(3,516)	(3,139)	88
Changes in net realizable value of agricultural products after harvest		2,538	4,307	2,085
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(6,873)	(40,270)	(43,521)
Other operating results		-	-	1,188
Gain from disposal of farmlands		(15,026)	(11,868)	(4,631)
Granting Plan of actions		-	-	166
Changes in operating assets and liabilities:
(Increase)/ decrease in inventories		(2,420)	444	(16,399)
Decrease/ (increase) in trading properties		92	192	(99)
Decrease in biological assets		22,442	50,182	41,122
Decrease in trade and other receivables		11,429	9,869	14,791
(Decrease)/ increase in trade and other payables		(34,293)	(14,278)	2,309
Increase/ (Decrease)in salaries and social security liabilities		676	164	(1,138)
Decrease in provisions		(79)	(621)	(548)
Decrease in lease liabilities		(3,690)	(4,107)	(5,780)
Net variation in derivative financial instruments		(99)	263	(7,056)
Increase in right of use assets		3	-	(177)
Net cash generated from continuing operating activities before income tax paid		41,757	49,657	20,814
Net cash generated from discontinued operating activities before income tax paid		-	-	11,631
Net cash generated from operating activities before income tax paid		41,757	49,657	32,445

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities held for sale of subsidiaries:

	06.30.2023	06.30.2022	06.30.2021
Investment properties	-	-	415,546
Property, plant and equipment	-	-	169,649
Trading properties	-	-	27,185
Intangible assets	-	-	129,195
Right-of-use assets	-	-	91,393
Investments in associates and joint ventures	-	-	171,253
Deferred income tax assets	-	-	2,007
Income tax credit	-	-	1,507
Restricted assets	-	-	29,696
Trade and other receivables	-	-	249,909
Investments in financial assets	-	-	111,862
Derivative financial instruments	-	-	1,300
Inventories	-	-	16,658
Group of assets held for sale	-	-	194,531
Borrowings	-	-	(1,503,569)
Lease liabilities	-	-	(83,768)
Deferred income tax liabilities	-	-	(57,484)
Trade and other payables	-	-	(108,709)
Income tax liabilities	-	-	(2,106)
Provisions	-	-	(25,083)
Employee benefits	-	-	(2,205)
Derivative financial instruments	-	-	(2,205)
Salaries and social security liabilities	-	-	(15,651)
Group of liabilities held for sale	-	-	(101,829)
Net value of incorporated assets that do not affect cash	-	-	(290,918)
Cash and cash equivalents	-	-	(513,762)
Non-controlling interest	-	-	(221,013)
Net value of incorporated assets/ disposal assets	-	-	(1,025,693)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	-	-	(1,025,693)

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2023, 2022 and 2021:

	06.30.2023	06.30.2022	06.30.2021
Increase/ (decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	3,154	19,072	12,620
Increase in other reserves through an increase in investments in associates and joint ventures	7,627	366	20,896
Increase in intangible assets through a decrease in investment in associates	-	-	2,889
Decrease in property, plant and equipment through an increase in tax credits and tax liabilities	-	-	1,625
Increase in property, plant and equipment through a decrease in investment properties	-	-	7,845
Decrease in property, plant and equipment through an increase in equity	266	1,968	849
Decrease trade and other receivables through a decrease in lease liabilities	-	6	65
Increase in financial instruments through a decrease in trade and other receivables with related parties	-	-	153
Increase in trading properties through an increase in borrowings	-	-	216
Dividends in shares distribution	-	-	2,570
Increase in investment properties through an increase in borrowings	-	-	1,438
Increase in rights of use assets through an increase in lease liabilities	9,614	2,123	7,123
Barter transactions of investment properties	-	6,767	-
Increase in investment properties through an increase in trade and other payables	143	399	-
Cancellation of non-convertible notes in portfolio	-	18,460	-
Decrease in investment properties through an increase in property, plant and equipment	860	10,688	-
Decrease in property, plant and equipment through an increase in investment properties	4,629	2,499	-
Increase in investment in associates and joint ventures through an increase in the reserve share-based payments	-	151	-
Increase in intangible assets through an increase in trade and other payables	-	26	-
Increase in non-convertible notes through a decrease in non-convertible notes	64,742	22,127	-
Increase in investment in associates through a decrease in investments in financial assets	-	1,865	-
Decrease in equity through an increase in deferred income tax liabilities	-	806	-
Increase in intangible assets through an increase in payroll and social security liabilities	-	56	-
Decrease in borrowings through a decrease in trade and other receivables	-	951	-
Increase in investment in associates and joint ventures through an decrease in investments in financial assets	-	97	-
Increase in dividends receivables through a decrease in investment in associates and join ventures	5	37	-
Capital contributions from non-controlling interest in subsidiaries through a decrease in borrowings	-	9	-
Capital contributions from non-controlling interest in subsidiaries through an increase in trade and other receivables	-	11	-
Decrease in property, plant and equipment through an increase in trade and other receivables	2,978	34	-
Decrease in trading properties through an increase in intangible assets	1,272	-	-
Increase in equity through an increase in investment properties	1,191	-	-
Increase in deferred income tax liabilities through a decrease in shareholders' equity	344	-	-
Decrease in investment properties through a decrease in financial assets	78	-	-
Decrease in equity through an increase in trade and other payables	191	-	-
Decrease in investment in financial assets through a decrease in trade and other payables	368	-	-
Decrease in dividends receivables through an increase in financial assets	15	-	-
Increase in property, plant and equipment through an increase in trade and other payables	7,541	-	-
Increase in investment properties through a decrease in trading properties	579	-	-
Increase in investment properties through a decrease in trade and other receivables	46	-	-
Decrease in borrowings through a decrease in trading properties	338	-	-
Increase in investment in financial assets through a decrease in trade and other receivables	580	-	-
Decrease in intangible assets through an increase in investment properties	53	-	-
Decrease in shareholders' equity through a decrease in financial assets	2,536	-	-
Decrease in shareholders' equity through a decrease in trade and other receivables	1,695	-	-
Increase in investment in associates through a decrease in trade and other receivables	31	-	-
Decrease in intangible assets through an increase in trading properties	147	-	-